Share-based payments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) £ / shares	Dec. 31, 2024 USD ($) £ / shares	Dec. 31, 2023 USD ($) £ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period of share awards	3 years
Holding period after vesting of share awards	2 years
Liabilities from share-based payment transactions | $	$ 0	$ 0	$ 0
Weighted average share price at exercise date (in dollar per share)	$ 99.636	$ 82.257	$ 57.403
Closing
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price (in dollar per share)	104.60	99.54	70.90
Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price (in dollar per share)	74.24	70.16	48.32
Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price (in dollar per share)	$ 108.80	$ 101.80	$ 71.18